SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Management fees – expensed	$ 163	$ 183
Share-based payments		621
Total	$ 163	$ 804